Fair Values - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 53,932	$ 67,900
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	53,932	67,882
Mortgage Servicing Rights	6,642	5,815
Other loans	19,926	23,722
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights
Other loans	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights	6,642	5,815
Other loans	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	53,932	67,882
Mortgage Servicing Rights
Other loans	19,926	23,722
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	25,997	24,859
Other loans	3,485	6,062
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	25,997	24,859
Other loans	3,485	6,062
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	12,134	10,834
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	12,134	10,834
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	12,832
Nonrecurring basis | SEPH commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	12,832
Nonrecurring basis | Vision commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		21,228
Nonrecurring basis | Vision commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Vision commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Vision commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		21,228
Nonrecurring basis | Remaining commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,113	8,860
Nonrecurring basis | Remaining commercial | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,113	8,860
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,990	12,935
Other loans	4,307	6,826
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,990	12,935
Other loans	$ 4,307	$ 6,826